Revenue - Additional information (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of disaggregation of revenue from contracts with customers [line items]
Transaction price allocated to the remaining performance obligations	₨ 38,018
Percentage of revenue to be recognized in next one year and the remaining thereafter	4.00%
Explanation of when entity expects to recognise transaction price allocated to remaining performance obligations as revenue	the group expects to recognise revenue of approximately 4% within the next one year and the remaining thereafter
Impairment losses on receivables arising from contracts with customers	₨ 404	₨ 386	₨ 70
Cost overruns recognized from contracts with customers	0	1,472	0
Cost overruns recognized from contracts with customers pending approvel	4,219	1,266	4,236
Revenue recognized from cost over runs	₨ 61	₨ 48	₨ 0